UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number    811-21666
                                                -------------------

                           Hatteras Master Fund, L.P.
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (919) 846-2324
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2005
                                             ---------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

                         For the period January 1, 2005
               (commencement of operations) through March 31, 2005

                           HATTERAS MASTER FUND, L.P.

                         FOR THE PERIOD JANUARY 1, 2005
               (COMMENCEMENT OF OPERATIONS) THROUGH MARCH 31, 2005

                                TABLE OF CONTENTS

Report of Independent Registered Public Accounting Firm .................      1
Schedule of Investments .................................................    2-3
Statement of Financial Condition ........................................      4
Statement of Operations .................................................      5
Statement of Changes in Partners' Capital ...............................      6
Statement of Cash Flows .................................................      7
Notes to Financial Statements ...........................................   8-13
Board of Directors (unaudited) ..........................................     14
Fund Management (unaudited) .............................................     15
Other Information (unaudited) ...........................................     16

                                                     Deloitte & Touche LLP
                                                     1700 Market Street
                                                     Philadelphia, PA 19103-3984
                                                     USA

                                                     Tel: +1 215 246 2300
[GRAPHIC OMITTED]                                    Fax: +1 215 569 2441
                                                     www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of Hatteras Master Fund, L.P.

We have audited the accompanying statement of financial condition of Hatteras Master Fund, L.P. (the "Master Fund"), including the schedule of investments, as of March 31, 2005, and the related statements of operations, changes in partners' capital and cash flows for the period from January 1, 2005 (commencement of operations) through March 31, 2005. These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2005, by correspondence with the Underlying Fund managers. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Master Fund as of March 31, 2005, and the results of its operations, the changes in its partners' capital, and its cash flows for the period from January 1, 2005 (commencement of operations) through March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Master Fund's investments in Underlying Funds (approximately 99.18% of net assets), are stated at fair value based on estimates received from the Underlying Funds. The respective managements of the Underlying Funds have estimated the fair values relating to certain of the underlying investments of these Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.


/s/ Deloitte & Touche LLP

May 24, 2005

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - MARCH 31, 2005

--------------------------------------------------------------------------------

                                                                          COST          FAIR VALUE
                                                                       ----------      ------------
INVESTMENTS IN UNDERLYING FUNDS (99.18%)

        ABSOLUTE RETURN (a),(b) (21.87%)
              AQR Global Asset Institutional Fund, L.P.                $4,289,864      $  4,348,320
              Courage Special Situations Fund, L.P.                     4,827,675         4,919,607
              M&M Arbitrage, LLC                                        4,646,299         4,302,151
              Silverback Partners, L.P.                                 4,397,274         4,178,312
              Smith Breeden Mortgage Partners L.P.                      4,413,258         4,473,245
              Titan Global Return Fund LLC                              2,393,908         2,286,101
              Wellington Partners, LLC                                  1,035,759         1,044,552
                                                                                       ------------
                                                                                         25,552,288
                                                                                       ------------
        ENHANCED FIXED INCOME (a),(b) (17.35%)
              Contrarian Capital Fund I, L.P.                           6,880,064         7,072,320
              GMO Global Bond Fund, L.P.                                5,018,453         4,898,285
              Greylock Global Opportunity Fund, L.P.                    4,922,405         4,996,012
              Ore Hill Partners, LLC                                    3,221,928         3,304,691
                                                                                       ------------
                                                                                         20,271,308
                                                                                       ------------
        ENERGY AND NATURAL RESOURCES (a),(b) (8.13%)
              Cambridge Energy, L.P.                                    4,066,534         4,418,223
              Southport Energy Plus Partners, L.P.                      4,583,819         5,081,209
                                                                                       ------------
                                                                                          9,499,432
                                                                                       ------------
        OPPORTUNISTIC EQUITY (a),(b) (33.49%)
              CCM International Small Cap Value Fund, L.P.              2,029,762         2,028,504
              CCM Small Cap Qualified Fund, L.P.                        2,500,000         2,647,499
              CRM Windridge Partners, L.P.                              3,022,017         3,063,480
              GMO Mean Reversion Fund A                                 5,770,065         5,925,936
              GMO US Aggressive Long/Short Fund                         4,247,757         4,513,183
              Sci-Tech Investment Partners, L.P.                        2,295,782         2,118,450
              SCP Domestic Fund, L.P.                                   4,002,947         4,104,039
              SR Global Fund LP (Class C) International                 3,457,674         3,495,210
              SR Global Fund LP (Class G) Emerging                      4,281,970         4,413,603
              SR Global Fund LP (Class H) Japan                         2,365,240         2,293,085
              The Platinum Fund Ltd.                                    2,535,461         2,519,406
              Witches Rock Fund, L.P.                                   2,003,000         2,006,063
                                                                                       ------------
                                                                                         39,128,458
                                                                                       ------------
        PRIVATE EQUITY COMPOSITE (a),(b) (7.53%)
              Crosslink Crossover Fund IV, L.P.                         4,883,399         4,816,043
              Pipe Equity Partners LLC                                  1,574,693         1,620,518
              Protege Partners, L.P.                                    2,031,000         2,049,097
              VCFA Private Equity Partners IV, L.P.                       305,750           305,750
                                                                                       ------------
                                                                                          8,791,408
                                                                                       ------------

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

                                                                          COST          FAIR VALUE
                                                                       ----------      ------------
INVESTMENTS IN UNDERLYING FUNDS (99.18%)

        REAL ESTATE COMPOSITE (10.81%)
              ING Clarion CRA Hedge Fund, L.P. (a),(b)                 $5,356,915      $  5,139,324
              Security Capital Preferred Growth, Inc. (b)                 964,042           938,383
              Transwestern Mezzanine Realty Partner II, LLC (b)           376,780           376,780
              Wells Street Partners, LLC (a),(b)                        6,386,675         6,175,433
                                                                                       ------------
                                                                                         12,629,920
                                                                                       ------------

        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $115,088,169)                       115,872,814

        OTHER ASSETS IN EXCESS OF LIABILITIES (0.82)%                                       953,832
                                                                                       ------------

        PARTNERS' CAPITAL - 100.00%                                                    $116,826,646
                                                                                       ============

(a) - Non-income producing securities

(b) - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and value of restricted securities as of March 31, 2005 was $115,088,169 and $115,872,814, respectively.

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF FINANCIAL CONDITION - MARCH 31, 2005
--------------------------------------------------------------------------------

ASSETS

Investments in Underlying Funds, at fair value (cost $115,088,169)  $115,872,814
Cash and cash equivalents                                              1,031,774
Prepaid insurance                                                         94,500
                                                                    ------------

               TOTAL ASSETS                                         $116,999,088
                                                                    ============

LIABILITIES AND PARTNERS' CAPITAL

Organizational fees payable                                         $     79,639
Accounting and administration fee payable                                 44,662
Professional fees payable                                                 40,250
Board of directors' fees payable                                           2,500
Custody fee payable                                                        1,785
Investor servicing fees payable                                               75
Other accrued expenses                                                     3,531
                                                                    ------------

              TOTAL LIABILITIES                                          172,442

PARTNERS' CAPITAL                                                    116,826,646
                                                                    ------------

TOTAL LIABILITIES AND PARTNERS' CAPITAL                             $116,999,088
                                                                    ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF OPERATIONS
FOR THE PERIOD JANUARY 1, 2005  (COMMENCEMENT  OF OPERATIONS)  THROUGH MARCH 31,
2005
--------------------------------------------------------------------------------

INVESTMENT INCOME:
        Dividends                                                             $  18,779
        Interest                                                                    327
                                                                              ---------

        TOTAL INVESTMENT INCOME                                                  19,106
                                                                              ---------

OPERATING EXPENSES:
        Management fees                                                         302,936
        Accounting and administration fees                                       44,662
        Professional fees                                                        40,250
        Insurance                                                                31,500
        Risk management expense                                                  27,187
        Board of directors' fees                                                 10,000
        Organization expense                                                     82,639
        Custody fees                                                              1,785
        Investor servicing fees                                                      75
        Other expenses                                                            6,500
                                                                              ---------

        TOTAL OPERATING EXPENSES                                                547,534
                                                                              ---------

        NET INVESTMENT LOSS                                                    (528,428)
                                                                              ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS IN UNDERLYING FUNDS
        Net realized loss on investments                                       (132,580)
        Net unrealized appreciation on investments                              784,645
                                                                              ---------

        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN UNDERLYING FUNDS     652,065
                                                                              ---------

NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                   $ 123,637
                                                                              =========

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF CHANGES IN PARTNERS' CAPITAL
FOR THE PERIOD JANUARY 1, 2005  (COMMENCEMENT  OF OPERATIONS)  THROUGH MARCH 31,
2005
--------------------------------------------------------------------------------

                                                            GENERAL       LIMITED
                                                           PARTNER'S     PARTNERS'        TOTAL PARTNERS'
                                                            CAPITAL       CAPITAL             CAPITAL
                                                           ---------------------------------------------
PARTNERS' CAPITAL AT BEGINNING OF PERIOD                       --      $     100,000       $     100,000

    Capital contributions                                      --         35,596,058          35,596,058

    Transfer in-kind subscriptions (Note 1)                    --         89,006,951          89,006,951

    Capital withdrawals                                        --         (8,000,000)         (8,000,000)

    Net investment loss                                        --           (528,428)           (528,428)

    Net realized loss on investments in
       Underlying Funds                                        --           (132,580)           (132,580)

    Net increase in unrealized appreciation on
       investments in Underlying Funds                         --            784,645             784,645
                                                           ---------------------------------------------

PARTNERS' CAPITAL AT END OF PERIOD                             --      $ 116,826,646       $ 116,826,646
                                                           =============================================

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

STATEMENT OF CASH FLOWS
FOR THE PERIOD JANUARY 1, 2005  (COMMENCEMENT  OF OPERATIONS)  THROUGH MARCH 31,
2005
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in partners' capital resulting from operations              $    123,637
     Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activities:
              Purchases of Underlying Funds                               (30,622,961)
              Proceeds from redemption in Underlying Funds                  4,409,163
              Net realized loss on investments in Underlying Funds            132,580
              Net appreciation on investments in Underlying Funds            (784,645)
              Prepaid insurance                                               (94,500)
              Organization fees payable                                        79,639
              Accounting and administration fee payable                        44,662
              Professional fees payable                                        40,250
              Board of directors' fees payable                                  2,500
              Custody fee payable                                               1,785
              Investor servicing fee payable                                       75
              Other accrued expenses                                            3,531
                                                                         ------------

     Net cash used in operating activities                                (26,664,284)
                                                                         ------------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                35,596,058
      Capital withdrawals                                                  (8,000,000)
                                                                         ------------

      Net cash provided by financing activities                            27,596,058
                                                                         ------------

Net increase in cash and cash equivalents                                     931,774
Cash and cash equivalents at beginning of period                              100,000
                                                                         ------------

Cash and cash equivalents at end of period                               $  1,031,774
                                                                         ============

SUPPLEMENTARY CASH FLOW INFORMATION
    Non-Cash financing activities
         Transfer-in-kind subscriptions                                  $ 89,006,951
                                                                         ============

                        See Notes to Financial Statements

HATTERAS MASTER FUND, L.P.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the 1940 Act as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Partner" and together, the "Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions.
      Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as Opportunistic Equity, Enhanced Fixed Income, Absolute Return, Private Equity, Real Estate and Energy/Natural Resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund commenced operations on January 3, 2005. Prior to January 3, 2005, the Master Fund has not had any transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

      Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund ("General Partner"). The General Partner has initially appointed a Board of Directors ("Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

      On January 1, 2005, the Fund received capital contributions totaling $116,269,458, including contributions in the form of transfer-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund Ltd transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2.    SIGNIFICANT ACCOUNTING POLICIES

      These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and are expressed in United States dollars. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

      A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

      The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

      SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

      Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' managers as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

      B. INVESTMENT INCOME

      Interest income is recorded on the accrual basis. The Underlying Funds generally do not make regular cash distributions of income and gains and so are generally considered non-income producing securities, however the Master Fund owns two securities that are income producing and disburse regular cash distributions.

      C. FUND EXPENSES

      The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

      In accordance with the Private Placement Memorandum, the Master Fund is amortizing organizational expenses over a sixty-month period. For financial statement purposes, in order to comply with accounting principles generally accepted in the United States of America, the Fund expensed the unamortized amount of organizational expenses during the current period.

      D. INCOME TAXES

      The Master Fund is treated as a partnership for Federal income tax purposes and therefore not subject to Federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

      E. CASH AND CASH EQUIVALENTS

      Cash and cash equivalents includes amounts held in interest bearing overnight accounts. At March 31, 2005, the Master Fund held $1,031,774 in an interest bearing cash account at PNC Bank.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

2.    SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

      F. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.    ALLOCATION OF PARTNERS' CAPITAL ACCOUNT

      Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Partner other than an amount to be credited to or debited from the capital accounts of all Partners in accordance with their respective investment percentages. Net Profits or net losses of the Master Fund for each Allocation Period will be allocated among and credited to or debited against the capital accounts of the Partners.

4.    MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

      The Investment Manager is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment Management Agreement, the
      Investment Manager is responsible for developing, implementing and supervising the Fund's investment program.

      In consideration for such services, the Master Fund pays the Investment Manager a management fee, due and payable in advance within five business days after the beginning of each fiscal quarter, at an annual rate equal to 1.00% of the aggregate value of its net assets determined as of the first business day of each fiscal quarter.

      Each member of the Board who is not an "interested person" of the Master Fund, as defined by the 1940 Act, receives an annual retainer of $10,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

      PFPC Trust Company serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. PFPC Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping, tax and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

5.    INVESTMENT TRANSACTIONS

      Total purchases of Underlying Funds for the period ended March 31, 2005, amounted to $30,622,961. Total proceeds from sales of Underlying Funds for the period ended March 31, 2005, amounted to $4,409,163. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2005.

6.    UNDERLYING FUNDS

      The following is a summary of the investment objective and liquidity provisions of the Underlying Funds that exceeded 5% of the Company's net assets at March 31, 2005.

      Contrarian Capital Fund I, L.P. seeks to maximize total return through investment in a broad based distressed securities portfolio of predominantly U.S. corporate obligations and, to a lesser extent, real estate and non-U.S. restructurings. The underlying Fund may also invest up to 20% of its assets in securities for which there is no ready market. The Underlying fund allows for redemptions as of the last business day of any fiscal year on a 90 day written notice, after one fiscal year has elapsed.

      GMO Mean Reversion Fund A seeks to generate positive returns substantially in excess of the risk free rate by taking advantage of the tendency of assets around the world to revert to fair pricing over time. The Underlying Fund allows for quarterly redemptions with a 12-month lock-up period given a 14-day written notice.

      Wells Street Partners, LLC invests in the publicly-traded real estate securities market to deliver an attractive total return. The Underlying Fund allows for redemptions with a 12-month lock-up period, on the last business day of each calendar month upon 30 days prior notice.

7.    RISK FACTORS

      An investment in Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. No guarantee or representation is made that the investment objective will be met.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

8.    REPURCHASE OF PARTNERS' INTERESTS

      The Board may, from time to time and in their sole discretion, cause the Master Fund to repurchase interests from Partners pursuant to written tenders by Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. The Investment Manager expects that it will generally recommend to the Board that the Master Fund offer to repurchase interests from Partners quarterly as of approximately March 31, June 30, September 30 and December 31 of each year beginning on March 31, 2006.

      The Master Fund does not intend to distribute to the Partners any of the Master Fund's income, but intends to reinvest substantially all income and gains allocable to the Partners. A Partner may therefore be allocated taxable income and gains and not receive any cash distribution.

9.    GUARANTEES

      In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

10.   FINANCIAL HIGHLIGHT INFORMATION

      The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Master Fund.

      The ratios and total return amounts are calculated based on the limited partner group taken as a whole. The General Partner interest is excluded from the calculations. An individual limited partner's results may vary from those shown below due to the timing of capital transactions.

      The ratios are calculated by dividing total dollars of income or expenses as applicable by the average of total monthly limited partner capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

      Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

10.   FINANCIAL HIGHLIGHT INFORMATION (CONTINUED)

                                                                  PERIOD FROM
                                                                JANUARY 1, 2005
                                                                (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                MARCH 31, 2005:
                                                                ----------------

Total return amortizing organizational expenses*                     0.23%

Total return after expensing organizational expenses                 0.17%

Portfolio Turnover                                                   3.72%

ANNUALIZED RATIOS:

Total Expenses                                                       1.50%

Net investment loss                                                 (1.43)%

----------
*     Return is indicative of amortizing organizational expenses over 60 months.

HATTERAS MASTER FUND, L.P.

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

The identity of the Board Members and brief biographical information is set forth below.

------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of
                                                                                                           Portfolios in
                                                                                                           Fund Complex'
                             Position(s)   Term of Office;                                                 Overseen by
                            Held with the   Length of Time  Principal Occupation(s) During Past 5 years    Director or
Name, Address & Age             Fund            Served      and Other Directorships Held by Director       Officer
------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
David B. Perkins, 42            Chief        3 year term;   Mr. Perkins has been Chairman and CEO since          3
1000 Watermeet Lane           Executive    Since Inception  inception of the Funds.  Mr. Perkins became
Raleigh, NC  27614           Officer and                    the President and Managing
                             Chairman of                    Principal of the Investment Manager in
                             the Board of                   September 2003 and became the co-founder and
                              Directors                     Managing Partner of CapFinancial Partners,
                                                            LLC in April 2003.  Prior to that,   he was
                                                            Managing Partner at Wachovia Securities
                                                            Financial Network, Inc. from June 2002 to
                                                            September 2003 and Managing Principal of
                                                            CapTrust Financial Advisors, LLC from October
                                                            1997 to June 2002.
------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
H. Alexander Holmes, 62       Director:      3 year term;   Mr. Holmes founded Holmes Advisor Services,          3
3408 Landor Road                Audit           Since       LLC, a financial consultation firm, in 1993
Raleigh, NC  27609            Committee     December 2004
                                Member
------------------------------------------------------------------------------------------------------------------------
Steve E. Moss, 51             Director:      3 year term;   Mr. Moss has been a member of HMKCT                  3
918 Meadow Lane              Chairman of        Since       Properties, LLC since January 1996
Henderson, NC  27536          the Audit     December 2004
                              Committee
------------------------------------------------------------------------------------------------------------------------
George Y. Ragsdale II, 39     Director:      3 year term;   Mr. Ragsdale has been Investment Research            3
111 Radio Circle                Audit       Since February  Director at Kisco Management Co. since
Mount Kisco, NY  10546        Committee          2005       November 1999.
                                Member
------------------------------------------------------------------------------------------------------------------------
Gregory S. Sellers, 45        Director:      3 year term;   Mr. Sellers became the Chief Financial               3
2643 Steeplechase Road          Audit           Since       Officer and a director of Kings Plush, Inc.,
Gastonia, NC  28056           Committee     December 2004   a fabric manufacturer, in April 2003.  Prior
                                Member                      to that, he was the Vice President of Finance
                                                            at Parksdale Mills, Inc., a cotton and cotton
                                                            blend yarns producer, from January 1991 to
                                                            April 2003.
------------------------------------------------------------------------------------------------------------------------

HATTERAS MASTER FUND, L.P.

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Fund. Unless otherwise noted, the business address of each officer is 8816 Six Forks Road. Suite 107 Raleigh, NC 27615

------------------------------------------------------------------------------------------------------------------------
                                                                                                           Number of
                                                                                                           Portfolios in
                                                                                                           Fund Complex'
                             Position(s)   Term of Office;                                                 Overseen by
                            Held with the   Length of Time  Principal Occupation(s) During Past 5 years    Director or
Name, Address & Age             Fund            Served      and Other Directorships Held by Director       Officer
------------------------------------------------------------------------------------------------------------------------
OFFICERS
------------------------------------------------------------------------------------------------------------------------
J. Michael Fields, 31           Chief           Since       Mr. Fields has been the CFO since inception         N/A
8816 Six Forks Rd.            Financial       Inception     of the Funds.  Mr. Fields became a Director
Suite 107                      Officer                      of the Investment Manager in September 2003.
Raleigh, NC 27615                                           Prior to joining the Investment Manager, Mr.
                                                            Fields was employed by CapTrust Financial
                                                            Advisors from August 2002 to September 2003.
                                                            Prior to joining CapTrust, Mr. Fields was
                                                            employed by Morgan Stanley in Atlanta,
                                                            Georgia from January 2000 to August 2002.

------------------------------------------------------------------------------------------------------------------------
Denise Buchanan, 42          Chief Legal         Since      Ms. Buchanan has been the CCO and CLO since         N/A
8816 Six Forks Rd.           Officer and       Inception    inception of the Funds.  Ms. Buchanan became
Suite 107                       Chief                       the Compliance Officer with CapTrust
Raleigh, NC 27615             Compliance                    Financial Partners, LLC in November 2003.
                               Officer                      Prior to joining CapTrust, Ms. Buchanan was
                                                            President of Broker/Dealer Sales &
                                                            Consulting, Inc. from 2001 to November 2003.
                                                            Previously, Ms. Buchanan was the Director of
                                                            Compliance for Atlantic Capital Management,
                                                            LLC from 1996 to 2001.
------------------------------------------------------------------------------------------------------------------------
Vickey Collins, 38            Secretary          Since      Ms. Collins has been the Secretary of the           N/A
8816 Six Forks Rd.                             Inception    Funds since inception.  She became the
Suite 107                                                   Operations Manager for the Investment Manager
Raleigh, NC 27615                                           in September 2004.  Prior to working at
                                                            Hatteras she was employed with McKinely
                                                            Capital Management from 1994 to 2004.
------------------------------------------------------------------------------------------------------------------------

HATTERAS MASTER FUND, L.P.

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
------------

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
---------------------------------------------

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS BY THE BOARD
---------------------------------------------------------

On December 27, 2004, the Board (including a majority of the Independent Directors) approved the Investment Management Agreement between the Master Fund and the Investment Manager. On March 10, 2005, the Board considered additional information with respect to the Investment Management Agreement and approved a new Investment Management Agreement between the Master Fund and the Investment Manager (the "New Investment Management Agreement" and, together with the
Investment  Management  Agreement,   the  "Management   Agreements").   The  New
Investment Management Agreement, if approved by Partners, would revise the calculation methodology by which the management fee is determined to make the calculation methodology consistent with common practice in the investment company industry, but would not result in any change in the management fee rate payable to the Investment Manager. Under the Investment Management Agreement, the Master Fund pays to the Investment Manager a management fee equal to 1.00% (annualized) of the aggregate value of the Master Fund's net assets determined on the first business day of each fiscal quarter. The management fee is then payable in advance within five business days after the beginning of each fiscal quarter. Under the New Investment Management Agreement, the Master Fund would pay to the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its net assets determined as of each month end. Under the New Investment Management Agreement, the management fee would be computed on the net assets of the Master Fund as of the last day of each month and payable in arrears within five business days after the end of each month. Since the change in calculation methodology could result, under certain circumstances, in an increase in the actual dollar amount of management fees received by the Investment Manager, the Board authorized the officers to call a special meeting of Partners of the Master Fund (the "Partner Meeting") to seek Partner approval of the New Investment Management Agreement. The Partner Meeting is scheduled to be held on May 27, 2005.

As part of their deliberations with respect to the Management Agreements, the Board requested and reviewed, with the assistance of counsel to the Master Fund, various materials relating to the Investment Manager, including materials furnished by the Investment Manager. These materials included information about the Investment Manager's personnel, organizational structure, operations and financial condition.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENTS BY THE BOARD (CONTINUED)
---------------------------------------------------------------------

The Board gave particular consideration to matters relating to the organizational capabilities of the Investment Manager, including: (1) the nature and stability of the ownership of the Investment Manager; (2) the nature of the Investment Manager's portfolio management experience and resources, including the experience of relevant personnel; and (3) the Investment Manager's resources, practices and procedures to address regulatory compliance matters.

The Board concluded that the Investment Manager has sufficient resources to fulfill effectively the Investment Manager's duties under the Management Agreements and that the Investment Manager appeared able to fulfill the Investment Manager's fiduciary duties as investment adviser to the Master Fund.

The Board also considered other information of the type regularly reviewed when evaluating whether to continue or approve an investment advisory agreement, including: (1) the terms of the Management Agreements; (2) the standard of care applicable to the Investment Manager under the Management Agreements; (3) information regarding the performance of and fees paid by certain similar private funds managed by the Investment Manager; (4) information compiled by the Investment Manager intended to gauge the behavior of the Investment Manager's portfolio management strategy during periods of historical or hypothetical market stress; (5) the Master Fund's estimated investment performance and expense ratio and the investment performance and expense ratio of other investment companies with similar investment styles to the Master Fund; and (6) the structure of, and the method used to determine, the compensation of portfolio managers.

The Board concluded that the scope and quality of services to be provided to the Master Fund under the Management Agreements were consistent with the Master Fund's operational requirements.

The Board then gave substantial consideration to the fees payable under the Management Agreements, including: (1) the fees to be paid to the Investment Manager and the Investment Manager's anticipated expenses in providing its services, and the fact that certain affiliates of the Investment Manager provide other services to the Master Fund and its Partners and receive payment for these services; and (2) a comparison of the fees payable under the Management Agreements to fees paid under investment advisory agreements to investment advisers serving other investment companies with similar investment programs to the Master Fund, which assisted the Board in evaluating the reasonableness of the fees to be paid to the Investment Manager.

The Board also considered the effective fees under the Management Agreements, as a percentage of assets at different Master Fund asset levels, and possible economies of scale to the Investment Manager. In this regard the Board considered the amount of assets in the Master Fund; the information provided by the Investment Manager relating to its estimated costs; and information comparing the fee rate to be charged by the Investment Manager (which does not include fee breakpoints) with fee rates charged by other unaffiliated investment managers to their clients.

After deliberation, the Board concluded that the fees to be paid to the Investment Manager under the Management Agreements were reasonable in light of the services provided by the Investment Manager, its costs and the reasonably foreseeable Master Fund asset levels.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Steven E. Moss is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,000 for 2005 and $0 for 2004.



Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph
          (a) of this Item are $0 for 2005 and $0 for 2004.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,500 for 2005 and $0 for 2004. The tax fee for the fiscal year 2005 pertains to tax review service on Form 1065 Schedule K1.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2004.

     (e)(1)   Disclose   the  audit   committee's   pre-approval   policies  and
              procedures   described  in  paragraph   (c)(7)  of  Rule  2-01  of
              Regulation S-X.

              The Registrants Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the accountants' engagement.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0%

                           (c) 100%

                           (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.


                        HATTERAS INVESTMENT PARTNERS LLC
                           HATTERAS MASTER FUND, L.P.
                      HATTERAS MULTI-STRATEGY FUND I, L.P.
                      HATTERAS MULTI-STRATEGY FUND II, L.P.

                  PROXY VOTING AND CORPORATE GOVERNANCE POLICY

         NOTE: Hatteras  Investment  Partners LLC, in its capacity as investment manager of Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund I, L.P. and Hatteras Multi-Strategy Fund II, L.P. (collectively, the "Funds"), expects that the Funds would invest primarily in non-voting securities, and thus these proxy policies would generally not apply to the Funds.



A. GENERAL CORPORATE GOVERNANCE BENCHMARKS Hatteras Investment Partners LLC ("Hatteras") will evaluate issues that may have an impact on the economic value of client investments during the time period it expects to hold the investment. While there is no absolute set of rules that determine appropriate governance under all circumstances and no set of rules will guarantee ethical behavior, there are certain benchmarks, which, if substantial progress is made toward, give evidence of good corporate governance. Therefore, we will generally exercise voting rights on behalf of clients in accordance with this policy.

PRINCIPLE 1:  INDEPENDENCE OF BOARD FROM COMPANY MANAGEMENT

GUIDELINES:

          o    Board exercises judgment independently of management.

          o    Separate Chairman and Chief Executive.

          o    Board has access to senior management members.

          o Board is comprised of a significant number of independent outsiders.

          o    Outside directors meet independently.

          o    CEO performance standards are in place.

          o    CEO performance is reviewed annually by the full board.

          o    CEO succession plan is in place.

          o    Board involvement in ratifying major strategic initiatives.


                1                                      February 2004

          o Compensation, audit and nominating committees are led by a majority of outside directors.

PRINCIPLE 2:  QUALITY OF BOARD MEMBERSHIP

GUIDELINES:

          o Board determines necessary board member skills, knowledge and experience.

          o Board conducts the screening and selection process for new directors.

          o    Shareholders should have the ability to nominate directors.

          o Directors whose present job responsibilities change are reviewed as to the appropriateness of continued directorship.

          o    Directors   are   reviewed   every   3-5   years   to   determine
               appropriateness of continued directorship.

          o    Board meets regularly (at least four times annually).

PRINCIPLE 3:  APPROPRIATE MANAGEMENT OF CHANGE IN CONTROL

GUIDELINES:

          o    Protocols  should  ensure that all bid  approaches  and  material
               proposals   by   management   are   brought   forward  for  board
               consideration.

          o Any contracts or structures, which impose financial constraints on changes in control, should require prior shareholder approval.

          o    Employment contracts should not entrench management.

          o Management should not receive substantial rewards when employment contracts are terminated for performance reasons.

PRINCIPLE 4:  REMUNERATION POLICIES ARE ALIGNED WITH SHAREHOLDER INTERESTS

GUIDELINES:

          o    Executive    remuneration    should    be    commensurate    with
               responsibilities and performance.

          o    Incentive   schemes  should  align  management  with  shareholder
               objectives.

          o Employment policies should encourage significant shareholding by management and board members.

          o Incentive rewards should be proportionate to the successful achievement of pre-determined financial targets.

          o Long-term incentives should be linked to transparent long-term performance criteria.

          o Dilution of shareholders' interests by share issuance arising from egregious employee share schemes and management incentives should be limited by shareholder resolution.

PRINCIPLE 5:  AUDITORS ARE INDEPENDENT

GUIDELINES:

          o    Auditors are approved by shareholders at the annual meeting.

          o Audit, consulting and other fees to the auditor are explicitly disclosed.

          o The Audit Committee should affirm the integrity of the audit has not been compromised by other services provided by the auditor firm.

          o Periodic (every 5 years) tender of the audit firm or audit partner.

B. PROXY VOTING GUIDELINES - MACRO RATIONALES Macro Rationales are used to explain why we vote on each proxy issue. The Macro Rationales reflect our guidelines enabling voting consistency between offices yet allowing for flexibility so the local office can reflect specific knowledge of the company as it relates to a proposal.

     1.   GENERAL GUIDELINES

          a. When our view of the issuer's management is favorable, we generally support current management initiatives. When our view is that changes to the management structure would probably increase shareholder value, we may not support existing management proposals.

          b. If management's performance has been questionable we may abstain or vote against specific proxy proposals.

          c.   Where  there  is  a  clear   conflict   between   management  and
               shareholder interests, even in those cases where management has been doing a good job, we may elect to vote against management.

          d. In general, we oppose proposals, which in our view, act to entrench management.

          e. In some instances, even though we strongly support management, there are some corporate governance issues that, in spite of management objections, we believe should be subject to shareholder approval.

          f. We will vote in favor of shareholder resolutions for confidential voting.

     2.   BOARD OF DIRECTORS AND AUDITORS

          a. Unless our objection to management's recommendation is strenuous, if we believe auditors to be competent and professional, we support continuity in the appointed auditing firm subject to regular review.

          b. We generally vote for proposals that seek to fix the size of the board and/or require shareholder approval to alter the size of the board and that allow shareholders to remove directors with or without cause.

          c. We generally vote for proposals that permit shareholders to act by written consent and/or give the right to shareholders to call a special meeting.

          d. We generally oppose proposals to limit or restrict shareholder ability to call special meetings.

          e. We will vote for separation of Chairman and CEO if we believe it will lead to better company management, otherwise, we will support an outside lead director board structure.

     3.   COMPENSATION

          a. We will not try to micro-manage compensation schemes, however, we believe remuneration should not be excessive, and we will not support compensation plans that are poorly structured or otherwise egregious.

          b. Senior management compensation should be set by independent directors according to industry standards, taking advice from benefits consultants where appropriate.

          c. All senior management and board compensation should be disclosed within annual financial statements, including the value of fringe benefits, company pension contributions, deferred compensation and any company loans.

          d. We may vote against a compensation or incentive program if it is not adequately tied to a company's fundamental financial performance;, is vague;, is not in line with market practices;, allows for option re-pricing;, does not have adequate performance hurdles; or is highly dilutive.

          e. Where company and management's performance has been poor, we may object to the issuance of additional shares for option purposes such that management is rewarded for poor performance or further entrenches its position.

          f. Given the increased level of responsibility and oversight required of directors, it is reasonable to expect that compensation should increase commensurably. We consider that there should be an appropriate balance between fixed and variable elements of compensation and between short and long term incentives.

     4.   GOVERNANCE PROVISIONS

          a. We believe that votes at company meetings should be determined on the basis of one share one vote. We will vote against cumulative voting proposals.

          b. We believe that "poison pill" proposals, which dilute an issuer's stock when triggered by particular events, such as take over bids or buy-outs, should be voted on by the shareholders and will support attempts to bring them before the shareholders.

          c.   Any   substantial   new  share  issuance   should  require  prior
               shareholder approval.

          d. We believe proposals that authorize the issuance of new stock without defined terms or conditions and are intended to thwart a take-over or restrict effective control by shareholders should be discouraged.

          e. We will support directives to increase the independence of the board of directors when we believe that the measures will improve shareholder value.

          f. We generally do not oppose management's recommendation to implement a staggered board and generally support the regular re-election of directors on a rotational basis as it may provide some continuity of oversight.

          g. We will support proposals that enable shareholders to directly nominate directors.

     5.   CAPITAL STRUCTURE AND CORPORATE RESTRUCTURING

          a. It is difficult to direct where a company should incorporate, however, in instances where a move is motivated solely to entrench management or restrict effective corporate governance, we will vote accordingly.

          b. In general we will oppose management initiatives to create dual classes of stock, which serves to insulate company management from shareholder opinion and action. We support shareholder proposals to eliminate dual class schemes.

     6.   MERGERS, TENDER OFFERS AND PROXY CONTESTS

          a. Based on our analysis and research we will support proposals that increase shareholder value and vote against proposals that do not.

     7.   SOCIAL, ENVIRONMENTAL, POLITICAL AND CULTURAL

          a. Depending on the situation, we do not typically vote to prohibit a company from doing business anywhere in the world.

          b. There are occasional issues, we support, that encourage management to make changes or adopt more constructive policies with respect to social, environmental, political and other special interest issues, but in many cases we believe that the shareholder proposal may be too binding or restrict management's ability to find an optimal solution. While we wish to remain sensitive to these issues, we believe there are better ways to resolve them than through a proxy proposal. We prefer to address these issues through engagement.

          c. Unless directed by clients to vote in favor of social, environmental, political and other special interest proposals, we are generally opposed to special interest proposals that involve an economic cost to the company or that restrict the freedom of management to operate in the best interest of the company and its shareholders.

     8.   ADMINISTRATIVE AND OPERATIONS

          a. Occasionally, stockholder proposals, such as asking for reports and donations to the poor, are presented in a way that appear to be honest attempts at bringing up a worthwhile issue. Nevertheless, judgment must be exercised with care, as we do not expect our shareholder companies to be charitable institutions.

          b. We are sympathetic to shareholders who are long-term holders of a company's stock, who desire to make concise statements about the long-term operations of the company in the proxy statement. However, because regulatory agencies do not require such actions, we may abstain unless we believe there are compelling reasons to vote for or against.

     9.   MISCELLANEOUS

          a. Where a client has given specific direction as to how to exercise voting rights on its behalf, we will vote in accordance with a client's direction.

          b. Where we have determined that the voting of a particular proxy is of limited benefit to clients or where the costs of voting a proxy outweigh the benefit to clients, we may abstain or choose not to vote. Among others, such costs may include the cost of translating a proxy, a requirement to vote in person at a shareholders meeting or if the process of voting restricts our ability to sell for a period of time (an opportunity cost).

          c. For holdings managed pursuant to quantitative, index or index-like strategies, we may delegate the authority to exercise voting rights for such strategies to an independent proxy voting and research service with the direction that the votes be exercised in accordance with this Policy. If such holdings are also held in an actively managed strategy, we will exercise the voting rights for the passive holdings according to the active strategy.

          d. In certain instances when we do not have enough information we may choose to abstain or vote against a particular Proposal.

C.   PROXY VOTING DISCLOSURE GUIDELINES

          o Hatteras will disclose to clients, as required by the Investment Advisers Act of 1940, how they may obtain information about how we voted with respect to their securities. This disclosure may be made on Form ADV.

          o Hatteras will disclose to clients, as required by the Investment Advisers Act of 1940, these procedures and will furnish a copy of these procedures to any client upon request. This disclosure may be made on Form ADV.

          o Upon request or as required by law or regulation, Hatteras will disclose to a client or a client's fiduciaries, the manner in which we exercised voting rights on behalf of the client.

          o Upon request, we will inform a client of our intended vote. Note, however, in some cases, because of the controversial nature of a particular proxy, our intended vote may not be available until just prior to the deadline. If the request involves a conflict due to the client's relationship with the company that has issued the proxy, the Chief Compliance Officer should be contacted immediately to ensure adherence to Hatteras Corporate Governance Principles. (See Proxy Voting Conflict Guidelines below.)

          o Other than as described herein, we will not disclose our voting intentions or make public statements to any third party (except electronically to our proxy vote processor or regulatory agencies) including but not limited to proxy solicitors, non-clients, the media, or other Hatteras entities, but we may inform such parties of the provisions of our Policy. We may communicate with other shareholders regarding a specific proposal but will not disclose our voting intentions or agree to vote in concert with another shareholder without approval from the Chief Compliance Officer.

          o Any employee, officer or director of Hatteras receiving an inquiry directly from a company will notify the appropriate industry analyst and persons responsible for voting the company's proxies.

          o Proxy solicitors and company agents will not be provided with either our votes or the number of shares we own in a particular company.

          o In response to a proxy solicitor or company agent, we will acknowledge receipt of the proxy materials, inform them of our intent to vote or that we have voted, but not the result of the vote itself.

          o We may inform the company (not their agent) where we have decided to vote against any material resolution at their company.

          o The Chairman of the Global Corporate Governance Committee and the applicable Chair of the Local Corporate Governance Committee must approve exceptions to this disclosure policy.

          Nothing in this policy should be interpreted as to prevent dialogue with the company and its advisers by the industry analyst, proxy voting delegate or other appropriate senior investment personnel when a company approaches us to discuss governance issues or resolutions they wish to include in their proxy statement.

D. PROXY VOTING CONFLICT GUIDELINES In addition to the Proxy Voting Disclosure Guidelines above, Hatteras has implemented the following guidelines to address conflicts of interests that arise in connection with our exercise of voting rights on behalf of clients:

          o Under no circumstances will general business, sales or marketing issues influence our proxy votes.

          o Hatteras and its affiliates engaged in banking, broker-dealer and investment banking activities ("Affiliates") have policies in place prohibiting the sharing of certain sensitive information. These policies prohibit our personnel from disclosing information regarding our voting intentions to any Affiliate. Any of our personnel involved in the proxy voting process who are contacted by an Affiliate regarding the manner in which we intend to vote on a specific issue, must terminate the contact and notify the Chief Compliance Officer immediately.

E. SPECIAL DISCLOSURE GUIDELINES FOR REGISTERED INVESTMENT COMPANY CLIENTS (INCLUDING THE FUNDS, WHICH ARE CLOSED-END FUNDS)

     1. REGISTRATION STATEMENT (OPEN-END AND CLOSED-END FUNDS) MANAGEMENT IS RESPONSIBLE FOR ENSURING THE FOLLOWING:

          o That these procedures, which are the procedures used by the investment adviser on the Funds' behalf, are described in the Statement of Additional

             Information (SAI). The procedures may be described in the SAI or attached as an exhibit to the registration statement.

          o That the SAI disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

          o That the SAI disclosure states that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and (ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

     2. SHAREHOLDER ANNUAL AND SEMI-ANNUAL REPORT (OPEN-END AND CLOSED-END FUNDS) Management is responsible for ensuring the following:

          o That each Fund's shareholder report contain a statement that a description of these procedures is available (i) without charge, upon request, by calling a toll-free or collect telephone number;
             (ii) on the Fund's website, if applicable; and (iii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail.

          o That the report contain a statement that information regarding how the Fund voted proxies during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling a specified toll-free (or collect) telephone number; or on or through the Fund's website, or both; and (ii) on the Commission's website. If a request for the proxy voting record is received, the Fund must comply within three business days by first class mail. If website disclosure is elected, Form N-PX must be posted as soon as reasonably practicable after filing the report with the Commission, and must remain available on the website as long as the Fund discloses that it its available on the website.

     3. FORM N-CSR (CLOSED-END FUND ANNUAL REPORTS ONLY) Management is responsible for ensuring the following:

          o That these procedures are described in Form N-CSR. In lieu of describing the procedures, a copy of these procedures may simply be included with the filing, however, The SEC's preference is that the procedures be included directly in Form N-CSR and not attached as an exhibit to the N-CSR filing.

          o That the N-CSR disclosure includes the procedures that are used when a vote presents a conflict between the interests of Fund shareholders, on the one hand; and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser or principal underwriter, on the other.

     4. FORM N-PX (OPEN-END AND CLOSED-END FUNDS) Management is responsible for ensuring the following:

          o That each Fund files its complete proxy voting record on Form N-PX for the 12 month period ended June 30 by no later than August 31 of each year.

          o Fund management is responsible for reporting to the Funds' Chief Compliance Officer any material issues that arise in connection with the voting of Fund proxies or the preparation, review and filing of the Funds' Form N-PX.

     5. OVERSIGHT OF DISCLOSURE The Funds' Chief Compliance Officer shall be responsible for ensuring that the required disclosures listed in these procedures are implemented and complied with. The Funds' Chief Compliance Officer shall recommend to each Fund's Board any changes to these policies and procedures that he or she deems necessary or appropriate to ensure the Funds' compliance with relevant federal securities laws.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
          or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.


     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Hatteras Master Fund, L.P.
            --------------------------------------------------------------

By (Signature and Title)*  /s/ David B. Perkins
                         -------------------------------------------------
                           David B. Perkins, Chief Executive Officer
                           (principal executive officer)

Date     June 3, 2005
    ----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ David B. Perkins
                         -------------------------------------------------
                           David B. Perkins, Chief Executive Officer
                           (principal executive officer)

Date     June 3, 2005
    ----------------------------------------------------------------------


By (Signature and Title)*  /s/ J. Michael Fields
                         -------------------------------------------------
                           J. Michael Fields,  Chief Financial  Officer
                           (principal financial officer)

Date     June 3, 2005
    ----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.